Income Taxes (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2023 CNY (¥)	Mar. 28, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Foreign enterprises rate, percentage			25.00%
Global income tax rate, percentage			25.00%
Preferential tax rate, percentage			(12.00%)	12.00%	2.00%
Total revenue, percentage			50.00%
Additional tax deduction, percentage			100.00%
Low-profit enterprises, percentage						12.50%
Assessable profits (in Yuan Renminbi) | ¥	¥ 3					¥ 1
Income tax for dividends, percentage			10.00%
PRC tax rate, percentage			5.00%
Valuation allowance for deferred tax assets, (in Dollars)			$ 1,960,736
Net operating losses (NOLs) carryforwards (in Dollars)			$ 1,951,467
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage			15.00%
China [Member]
Income Taxes [Line Items]
Net operating losses (NOLs) carryforwards (in Dollars)			$ 1,951,467	$ 925,858
Minimum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars)		$ 2
Profits tax rate, percentage		8.25%
Preferential tax rate, percentage	20.00%					20.00%
Assessable profits (in Yuan Renminbi) | ¥						¥ 1
Maximum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars)		$ 2
Profits tax rate, percentage		16.50%
Preferential tax rate, percentage	25.00%					25.00%
Assessable profits (in Yuan Renminbi) | ¥						¥ 3